Related party transactions - Additional Information (Detail)			1 Months Ended														12 Months Ended
	Nov. 17, 2015	Jun. 08, 2011 EUR (€)	Jun. 30, 2016	Apr. 30, 2015	Feb. 28, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CHF (SFr)	Aug. 31, 2013 USD ($) $ / shares shares	Aug. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	Apr. 30, 2011	Jun. 30, 2009 USD ($)	Jun. 30, 2009 CAD	May 31, 2009 USD ($)	Feb. 28, 2009 USD ($)	Aug. 31, 2002	Mar. 26, 2016 USD ($)	Mar. 26, 2016 EUR (€)	Mar. 28, 2015 USD ($)	Mar. 28, 2015 EUR (€)	Mar. 29, 2014 USD ($)	Mar. 29, 2014 EUR (€)	Mar. 30, 2013 USD ($)	Feb. 28, 2015 CAD
Related Party Transaction [Line Items]
Legal fees incurred					$ 60,000												$ 38,000		$ 447,000		$ 57,000			CAD 75,000
Percentage of purchase price on cost																45.00%
Purchase price of diamonds																	503,000		189,000		0
Related party expenses																	201,000		241,000		237,000
Debentures converted to voting shares, value								$ 5,000,000
Annual interest rate of debentures								6.00%
Class A Common Stock [Member]
Related Party Transaction [Line Items]
Debentures converted to voting shares | shares								2,941,085
Voting shares conversion price | $ / shares								$ 1.70
Scenario, Forecast [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term			1 year
Montrovest BV [Member]
Related Party Transaction [Line Items]
Amount paid to related party		€ 140,000															116,000	€ 105,000	$ 178,000	€ 140,000	188,000	€ 140,000
Notice days for non renewal		60 days
Agreement additional renewal term				1 year
Irrevocable letter of credit					5,000,000
Agreement expiration date	Dec. 31, 2015
Cash received from related party														$ 3,000,000	$ 2,000,000
Annual interest rate										11.00%									16.00%	16.00%
Effective interest rate										12.20%									17.80%
Fee as a percentage of outstanding principal amount																			7.00%	7.00%
Cash received from related party										$ 5,000,000
Transaction amount										75,000
Partial repayment of cash advance									$ 3,500,000
Advances payable to related party																	1,500,000		$ 1,500,000
Debentures converted to voting shares | shares								2,828,634
Montrovest BV [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Debentures converted to voting shares, value								$ 4,800,000
Montrovest BV [Member] | Minimum [Member] | Potential Transaction [Member]
Related Party Transaction [Line Items]
Net cash proceeds from an equity issuance										$ 5,000,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party																	39,000	€ 35,000
Agreement additional renewal term						1 year	1 year					1 year	1 year
Agreement beginning date	Jan. 01, 2016											Aug. 01, 2009	Aug. 01, 2009
Related party expenses					$ 12,500	$ 13,310	SFr 13,000					$ 10,324	CAD 13,700
Prime Investments S.A. [Member]
Related Party Transaction [Line Items]
Purchase price of diamonds																	$ 500,000		200,000
Ownership percentage																	15.00%
Regaluxe [Member]
Related Party Transaction [Line Items]
Amount paid to related party																	$ 0		0		1,000
Agreement additional renewal term																	1 year	1 year
Agreement expiration date											Mar. 30, 2013
Agreement beginning date											Apr. 01, 2011
Related party expenses																	$ 201,000		$ 241,000		237,000
Related party agreement term											1 year
Discount factor											3.50%
Regaluxe [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party expenses																					$ 260,000		$ 250,000